Judgments in Legal Proceedings (Details Narrative) (10-K) - USD ($)			1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 11, 2011	Oct. 04, 2011	Jan. 31, 2015	Dec. 25, 2011	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Interest expense									$ 293,162		$ 298,844
Accrued interest outstanding					$ 98,415				98,415		104,097	$ 92,794
Legal fees									194,747		194,747	194,747
Judgemental and legal fees, total											298,844	287,541
Potential loss					183,326				183,326		179,445	171,593
Pending Litigation [Member] | Breach of Guaranty of Certain Obligations of Ritz Aviation Llc [Member]
Loss Contingencies [Line Items]
Loss from legal proceedings							$ 82,642	$ 82,642
Interest expense					1,952				3,904
Accrued interest outstanding					61,224				61,224		57,320	49,468
Loss contingency damages sought			$ 194,181				$ 111,539	$ 111,539
Other expense excluding legal fees					10,586				10,586		10,586
Breach of Guaranty [Member]
Loss Contingencies [Line Items]
Litigation settlement amount		$ 161,747
Litigation settlement expense	$ 33,000
Accrued interest of litigation settlement				$ 2,369
Loss from legal proceedings				$ 197,116
Interest expense					2,810	$ 2,810			5,590	$ 5,621	7,829	7,829
Accrued interest outstanding					$ 109,687				$ 109,687		$ 104,097	$ 81,522